Accounts receivable and prepaid expenses (Tables)	12 Months Ended
Dec. 31, 2021
Accounts Receivable And Prepaid Expenses
Schedule of Accounts Receivable and Prepaid Expenses
	December 31,	December 31,
	2021	2020
Accounts receivable (Note 11(b))	$92,005	$122,967
Prepaid expenses	63,633	52,041
Total accounts receivable and prepaid expenses	$155,638	$175,008